Investment securities	12 Months Ended
Dec. 31, 2011
Investment securities

end of	2011	2010

Investment securities (CHF million)

Debt securities held-to-maturity	2	452

Securities available-for-sale	5,158	7,945

Total investment securities	5,160	8,397

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

2010 (CHF million)

Debt securities issued by foreign governments	452	0	0	452

Debt securities held-to-maturity	452	0	0	452

Debt securities issued by the Swiss federal, cantonal or local governmental entities	267	15	0	282

Debt securities issued by foreign governments	5,975	233	2	6,206

Corporate debt securities	969	19	4	984

Collateralized debt obligations	371	13	1	383

Debt securities available-for-sale	7,582	280	7	7,855

Banks, trust and insurance companies	69	10	0	79

Industry and all other	10	1	0	11

Equity securities available-for-sale	79	11	0	90

Securities available-for-sale	7,661	291	7	7,945

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

2010 (CHF million)

Debt securities issued by foreign governments	88	2	0	0	88	2

Corporate debt securities	88	1	37	3	125	4

Collateralized debt obligations	64	1	0	0	64	1

Debt securities available-for-sale	240	4	37	3	277	7

Management determined that the unrealized losses on debt securities are primarily attributable to general market interest rate, credit spread or exchange rate movements. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2011	2010	2009	2011	2010	2009

Additional information (CHF million)

Proceeds from sales	2,117	985	723	1	3	168

Realized gains	40	5	17	0	0	22

Realized losses	(22)	(11)	(14)	0	0	(1)

Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2011 (CHF million)

Due within 1 year	2	2	5.06	1,833	1,856	3.22

Due from 1 to 5 years	0	0	–	2,459	2,578	3.13

Due from 5 to 10 years	0	0	–	456	472	2.45

Due after 10 years	0	0	–	149	160	3.23

Total debt securities	2	2	5.06	4,897	5,066	3.10

Bank
Investment securities

end of	2011	2010

Investment securities (CHF million)

Debt securities held-to-maturity	2	139

Securities available-for-sale	3,511	6,192

Total investment securities	3,513	6,331

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by foreign governments	2,916	113	1	3,028

Corporate debt securities	352	0	0	352

Collateralized debt obligations	40	1	0	41

Debt securities available-for-sale	3,308	114	1	3,421

Banks, trust and insurance companies	68	8	0	76

Industry and all other	13	1	0	14

Equity securities available-for-sale	81	9	0	90

Securities available-for-sale	3,389	123	1	3,511

2010 (CHF million)

Debt securities issued by foreign governments	139	0	0	139

Debt securities held-to-maturity	139	0	0	139

Debt securities issued by foreign governments	5,418	225	0	5,643

Corporate debt securities	387	0	0	387

Collateralized debt obligations	71	2	0	73

Debt securities available-for-sale	5,876	227	0	6,103

Banks, trust and insurance companies	69	10	0	79

Industry and all other	9	1	0	10

Equity securities available-for-sale	78	11	0	89

Securities available-for-sale	5,954	238	0	6,192

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	8	1	0	0	8	1

Debt securities available-for-sale	8	1	0	0	8	1

There were no unrealized losses on investment securities in 2010. No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2011	2010	2009	2011	2010	2009

Additional information (CHF million)

Proceeds from sales	2,117	985	723	1	3	168

Realized gains	40	5	17	0	0	22

Realized losses	(22)	(11)	(14)	0	0	(1)

Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2011 (CHF million)

Due within 1 year	2	2	5.06	1,672	1,693	3.25

Due from 1 to 5 years	0	0	–	1,580	1,669	3.63

Due from 5 to 10 years	0	0	–	0	0	–

Due after 10 years	0	0	–	56	59	5.22

Total debt securities	2	2	5.06	3,308	3,421	3.46